Investments (Tables)	6 Months Ended
Jun. 30, 2025
Investments
Schedule of investments

	At June 30,	At December 31,
	2025	2024
Equity investments at FVTOCI	$590.4	$324.8
Warrants	7.4	0.7
	$597.8	$325.5

Schedule of equity method investments

	At June 30,	At December 31,
	2025	2024
G Mining Ventures Corp.	$232.3	$133.8
Discovery Silver Corp.	172.2	—
Labrador Iron Ore Royalty Corporation ("LIORC")	131.7	127.3
Other	54.2	63.7
	$590.4	$324.8

Schedule of unrealized gains (losses) on available-for-sale investments recognized in other comprehensive income

	For the three months ended		For the six months ended
	June 30,		June 30,
	2025	2024	2025	2024
Net gain on changes in the fair value of equity investments at FVTOCI	$35.9	$17.8	$207.4	$19.8
Income tax expense in other comprehensive (loss) income	(4.7)	(2.4)	(27.4)	(2.6)
Gain on changes in the fair value of equity investments at FVTOCI, net of income tax	$31.2	$15.4	$180.0	$17.2